UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments

Asset-Backed Securities — 3.3%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.:

Series 2018-1A, Class D, 3.232%, (3 mo. USD LIBOR + 3.10%), 7/20/31(1)(2)	$2,500	$2,502,902

Series 2018-1A, Class E, 6.132%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	3,000	2,957,943

AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.034%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	5,000	4,919,880

AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.308%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	3,525	3,316,200

Apidos CLO XX, Series 2015-20A, Class DR, 5.822%, (3 mo. USD LIBOR + 5.70%), 7/16/31(1)(2)	2,375	2,260,639

Ares XLIX CLO, Ltd.:

Series 2018-49A, Class D, 3.128%, (3 mo. USD LIBOR + 3.00%), 7/22/30(1)(2)	2,500	2,502,680

Series 2018-49A, Class E, 5.828%, (3 mo. USD LIBOR + 5.70%), 7/22/30(1)(2)	3,500	3,420,151

Ares XXXIIR CLO, Ltd.:

Series 2014-32RA, Class C, 3.025%, (3 mo. USD LIBOR + 2.90%), 5/15/30(1)(2)	5,000	4,946,435

Series 2014-32RA, Class D, 5.975%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	983,489

Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 5.824%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,000	3,915,536

Babson CLO, Ltd.:

Series 2015-1A, Class DR, 2.732%, (3 mo. USD LIBOR + 2.60%), 1/20/31(1)(2)	2,500	2,453,373

Series 2018-1A, Class C, 2.724%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	3,500	3,415,384

Bain Capital Credit CLO, Ltd., Series 2018-1A, Class D, 2.824%, (3 mo. USD LIBOR + 2.70%), 4/23/31(1)(2)	5,000	4,825,010

Battalion CLO XXII, Ltd., Series 2021-22A, Class E, 7.069%, (3 mo. USD LIBOR + 6.95%), 1/20/35(1)(2)	1,750	1,751,223

Benefit Street Partners CLO V-B, Ltd.:

Series 2018-5BA, Class C, 3.062%, (3 mo. USD LIBOR + 2.93%), 4/20/31(1)(2)	5,000	4,845,655

Series 2018-5BA, Class D, 6.082%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,500	3,286,510

Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 5.732%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,401	4,990,297

Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class D, 2.732%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	1,500	1,452,090

Security	Principal Amount (000’s omitted)	Value

Benefit Street Partners CLO XVI, Ltd., Series 2018-16A, Class E, 6.822%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	$2,250	$2,243,408

Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class ER, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	1,750	1,751,967

Betony CLO 2, Ltd.:

Series 2018-1A, Class C, 3.029%, (3 mo. USD LIBOR + 2.90%), 4/30/31(1)(2)	2,500	2,480,498

Series 2018-1A, Class D, 5.779%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	4,550	4,312,363

BlueMountain CLO, Ltd.:

Series 2015-3A, Class CR, 2.732%, (3 mo. USD LIBOR + 2.60%), 4/20/31(1)(2)	5,000	4,792,710

Series 2015-3A, Class DR, 5.532%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	3,000	2,814,393

Series 2016-3A, Class DR, 3.225%, (3 mo. USD LIBOR + 3.10%), 11/15/30(1)(2)	1,500	1,458,360

Series 2016-3A, Class ER, 6.075%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,500	1,406,144

Series 2018-1A, Class D, 3.179%, (3 mo. USD LIBOR + 3.05%), 7/30/30(1)(2)	2,500	2,414,988

Series 2018-1A, Class E, 6.079%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	2,000	1,914,980

Series 2021-33A, Class E, (3 mo. USD LIBOR + 6.83%), 11/20/34(1)(3)	2,500	2,501,250

BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 6.972%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,250	1,240,375

BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class ER, 7.254%, (3 mo. USD LIBOR + 7.13%), 10/20/34(1)(2)	3,000	2,987,100

Canyon Capital CLO, Ltd.:

Series 2012-1RA, Class E, 5.824%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	4,875	4,602,741

Series 2016-1A, Class DR, 2.924%, (3 mo. USD LIBOR + 2.80%), 7/15/31(1)(2)	3,000	2,970,495

Series 2016-1A, Class ER, 5.874%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,835,764

Series 2016-2A, Class ER, 6.124%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	4,500	4,269,618

Series 2018-1A, Class D, 3.024%, (3 mo. USD LIBOR + 2.90%), 7/15/31(1)(2)	3,000	2,975,151

Series 2018-1A, Class E, 5.874%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,750	2,643,421

Series 2019-2A, Class ER, (3 mo. USD LIBOR + 6.75%), 10/15/34(1)(3)	1,500	1,500,750

Carlyle C17 CLO, Ltd.:

Series C17A, Class CR, 2.929%, (3 mo. USD LIBOR + 2.80%), 4/30/31(1)(2)	5,000	4,964,870

Series C17A, Class DR, 6.129%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,500	3,334,604

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Carlyle Global Market Strategies CLO, Ltd.:

Series 2012-3A, Class CR2, 3.627%, (3 mo. USD LIBOR + 3.50%), 1/14/32(1)(2)	$2,500	$2,432,718

Series 2012-3A, Class DR2, 6.627%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,500	1,383,576

Series 2014-3RA, Class C, 3.085%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(2)	1,000	973,529

Series 2014-3RA, Class D, 5.535%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,150	1,992,270

Series 2014-4RA, Class C, 3.024%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(2)	2,750	2,627,446

Series 2014-4RA, Class D, 5.774%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,500	3,164,682

CarVal CLO IV, Ltd., Series 2021-1A, Class E, 6.738%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	992,010

Dryden CLO, Ltd.:

Series 2018-55A, Class D, 2.974%, (3 mo. USD LIBOR + 2.85%), 4/15/31(1)(2)	1,500	1,488,971

Series 2018-55A, Class E, 5.524%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	2,000	1,952,648

Dryden Senior Loan Fund:

Series 2015-41A, Class DR, 2.724%, (3 mo. USD LIBOR + 2.60%), 4/15/31(1)(2)	7,000	6,843,487

Series 2015-41A, Class ER, 5.424%, (3 mo. USD LIBOR + 5.30%), 4/15/31(1)(2)	1,268	1,213,459

Series 2016-42A, Class DR, 3.054%, (3 mo. USD LIBOR + 2.93%), 7/15/30(1)(2)	2,500	2,486,747

Series 2016-42A, Class ER, 5.674%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	3,500	3,398,720

Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.769%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	4,500	4,446,657

Galaxy XXV CLO, Ltd.:

Series 2015-19A, Class D1R, 6.654%, (3 mo. USD LIBOR + 6.53%), 7/24/30(1)(2)	2,000	1,982,184

Series 2018-25A, Class D, 3.224%, (3 mo. USD LIBOR + 3.10%), 10/25/31(1)(2)	2,500	2,500,920

Series 2018-25A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	3,500	3,425,845

Golub Capital Partners CLO 37B, Ltd.:

Series 2018-37A, Class D, 3.432%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	4,000	3,974,996

Series 2018-37A, Class E, 5.882%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	4,750	4,332,708

Golub Capital Partners CLO 53B, Ltd., Series 2021-53A, Class E, 6.83%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,250	1,246,680

Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 3.922%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	2,000	2,001,540

Security	Principal Amount (000’s omitted)	Value

Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 6.532%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	$1,000	$1,001,957

ICG US CLO, Ltd.:

Series 2018-2A, Class D, 3.228%, (3 mo. USD LIBOR + 3.10%), 7/22/31(1)(2)	2,000	1,947,958

Series 2018-2A, Class E, 5.878%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	3,000	2,826,393

Kayne CLO 11, Ltd., Series 2021-11A, Class E, 6.374%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	750	751,720

Kayne CLO 5, Ltd., Series 2019-5A, Class E, 6.824%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,750	1,751,915

Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.05%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	2,000	1,987,870

Neuberger Berman CLO XXII, Ltd.:

Series 2016-22A, Class DR, 3.222%, (3 mo. USD LIBOR + 3.10%), 10/17/30(1)(2)	2,500	2,503,252

Series 2016-22A, Class ER, 6.182%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	3,000	2,985,771

Neuberger Berman Loan Advisers CLO 28, Ltd., Series 2018-28A, Class E, 5.732%, (3 mo. USD LIBOR + 5.60%), 4/20/30(1)(2)	1,950	1,921,210

Palmer Square CLO, Ltd.:

Series 2013-2A, Class DRR, 5.972%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	3,250	3,206,183

Series 2015-1A, Class DR4, 6.631%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	2,001,188

Series 2018-1A, Class C, 2.622%, (3 mo. USD LIBOR + 2.50%), 4/18/31(1)(2)	3,000	2,981,874

Series 2018-1A, Class D, 5.272%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	2,000	1,945,780

Series 2018-2A, Class D, 5.722%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,000	1,971,278

Series 2021-2A, Class E, 6.474%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	999,956

Regatta XIII Funding, Ltd.:

Series 2018-2A, Class C, 3.224%, (3 mo. USD LIBOR + 3.10%), 7/15/31(1)(2)	2,500	2,502,727

Series 2018-2A, Class D, 6.074%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	5,000	4,782,410

Regatta XIV Funding, Ltd.:

Series 2018-3A, Class D, 3.324%, (3 mo. USD LIBOR + 3.20%), 10/25/31(1)(2)	2,500	2,497,750

Series 2018-3A, Class E, 6.074%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	4,500	4,349,164

Regatta XV Funding, Ltd., Series 2018-4A, Class D, 6.624%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(2)	3,875	3,831,189

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC:

Series 2019-4A, Class D, 3.982%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(2)	$1,500	$1,503,386

Series 2019-4A, Class E, 6.832%, (3 mo. USD LIBOR + 6.70%), 7/20/32(1)(2)	1,750	1,752,182

Upland CLO, Ltd.:

Series 2016-1A, Class CR, 3.032%, (3 mo. USD LIBOR + 2.90%), 4/20/31(1)(2)	4,500	4,453,119

Series 2016-1A, Class DR, 6.032%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	4,625	4,439,838

Vibrant CLO IX, Ltd.:

Series 2018-9A, Class C, 3.332%, (3 mo. USD LIBOR + 3.20%), 7/20/31(1)(2)	2,500	2,428,873

Series 2018-9A, Class D, 6.382%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	3,500	3,261,678

Vibrant CLO X, Ltd.:

Series 2018-10A, Class C, 3.382%, (3 mo. USD LIBOR + 3.25%), 10/20/31(1)(2)	5,000	4,826,630

Series 2018-10A, Class D, 6.322%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	5,000	4,684,590

Voya CLO, Ltd.:

Series 2014-1A, Class DR2, 6.122%, (3 mo. USD LIBOR + 6.00%), 4/18/31(1)(2)	3,250	3,021,028

Series 2015-3A, Class CR, 3.282%, (3 mo. USD LIBOR + 3.15%), 10/20/31(1)(2)	2,500	2,420,763

Series 2015-3A, Class DR, 6.332%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	5,500	5,190,773

Series 2016-3A, Class CR, 3.372%, (3 mo. USD LIBOR + 3.25%), 10/18/31(1)(2)	2,000	1,949,714

Series 2016-3A, Class DR, 6.202%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	3,375	3,162,527

Series 2018-1A, Class C, 2.724%, (3 mo. USD LIBOR + 2.60%), 4/19/31(1)(2)	5,000	4,933,075

Webster Park CLO, Ltd.:

Series 2015-1A, Class CR, 3.032%, (3 mo. USD LIBOR + 2.90%), 7/20/30(1)(2)	2,000	1,999,556

Series 2015-1A, Class DR, 5.632%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	2,500	2,472,585

Total Asset-Backed Securities (identified cost $285,774,306)		$278,271,002

Common Stocks — 0.9%
Security	Shares	Value

Aerospace and Defense — 0.0%(4)

IAP Global Services, LLC(5)(6)(7)	168	$829,987

		$829,987

Security	Shares	Value

Automotive — 0.0%(4)

Dayco Products, LLC(5)(6)	48,926	$366,945

		$366,945

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(5)(6)	454,988	$10,464,724

		$10,464,724

Containers and Glass Products — 0.0%(4)

LG Newco Holdco, Inc., Class A(5)(6)	342,076	$1,653,356

		$1,653,356

Electronics / Electrical — 0.2%

Skillsoft Corp.(5)(6)(7)(8)	1,010,393	$12,200,293

		$12,200,293

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(5)(6)	792,089	$8,465,451

		$8,465,451

Nonferrous Metals / Minerals — 0.0%(4)

ACNR Holdings, Inc., Class A(6)	30,298	$1,875,952

		$1,875,952

Oil and Gas — 0.2%

AFG Holdings, Inc.(5)(6)(7)	281,241	$2,188,055

McDermott International, Ltd.(5)(6)	1,382,889	688,679

QuarterNorth Energy, Inc.(6)	12,899	1,335,046

QuarterNorth Energy, Inc.(6)	129,864	13,440,924

RDV Resources, Inc., Class A(6)	197,614	29,642

Sunrise Oil & Gas, Inc., Class A(6)	121,973	945,291

		$18,627,637

Publishing — 0.0%(4)

Tweddle Group, Inc.(5)(6)(7)	18,167	$25,797

		$25,797

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(5)(6)	482,097	$1,398,081

Cumulus Media, Inc., Class A(5)(6)	371,654	4,615,943

iHeartMedia, Inc., Class A(5)(6)	205,018	3,973,249

		$9,987,273

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(4)

David’s Bridal, LLC(5)(6)(7)	195,511	$0

Phillips Pet Holding Corp.(5)(6)(7)	2,960	1,147,185

		$1,147,185

Telecommunications — 0.1%

GEE Acquisition Holdings Corp.(5)(6)(7)	390,679	$8,415,226

		$8,415,226

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(5)(6)(7)	359,046	$2,854,416

		$2,854,416

Total Common Stocks (identified cost $92,099,365)		$76,914,242

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.1%

LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	51,966	$5,852,677

Total Convertible Preferred Stocks (identified cost $2,728,218)		$5,852,677

Corporate Bonds — 7.5%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.:

6.25%, 3/15/26(1)	1,500	$1,567,500

8.00%, 12/15/25(1)	1,500	1,597,500

Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	3,750	3,909,375

		$7,074,375

Air Transport — 0.8%

Air Canada, 3.875%, 8/15/26(1)	7,550	$7,653,813

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	19,300	20,269,825

5.75%, 4/20/29(1)	14,475	15,596,812

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	5,300	6,186,334

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	7,925	8,804,284

Security	Principal Amount* (000’s omitted)	Value

Air Transport (continued)

United Airlines, Inc.:

4.375%, 4/15/26(1)	5,050	$5,230,386

4.625%, 4/15/29(1)	5,050	5,212,762

		$68,954,216

Automotive — 0.2%

Clarios Global, L.P., 6.75%, 5/15/25(1)	2,183	$2,302,781

Clarios Global, L.P. / Clarios US Finance Co., 6.25%, 5/15/26(1)	4,478	4,690,705

Tenneco, Inc.:

5.125%, 4/15/29(1)	10,125	10,049,063

7.875%, 1/15/29(1)	550	602,250

		$17,644,799

Building and Development — 0.1%

American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	875	$888,125

Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	3,625	3,874,219

Forterra Finance, LLC/FRTA Finance Corp., 6.50%, 7/15/25(1)	1,100	1,173,700

SRS Distribution, Inc., 4.625%, 7/1/28(1)	5,100	5,220,105

Winnebago Industries, Inc., 6.25%, 7/15/28(1)	1,100	1,190,750

		$12,346,899

Business Equipment and Services — 1.0%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	2,475	$2,603,403

Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.:

4.625%, 6/1/28(1)	20,725	20,563,345

4.625%, 6/1/28(1)	26,825	26,641,785

Prime Security Services Borrower, LLC/Prime Finance, Inc.:

5.25%, 4/15/24(1)	9,125	9,718,125

5.75%, 4/15/26(1)	17,950	19,222,655

Sabre GLBL, Inc.:

7.375%, 9/1/25(1)	2,675	2,845,531

9.25%, 4/15/25(1)	2,925	3,384,211

		$84,979,055

Cable and Satellite Television — 0.9%

Altice France S.A.:

5.125%, 1/15/29(1)	1,600	$1,554,000

5.125%, 7/15/29(1)	63,200	61,631,376

5.50%, 10/15/29(1)	6,455	6,335,389

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)		7,625	$7,625,076

			$77,145,841

Chemicals and Plastics — 0.2%

INEOS Finance PLC, 3.375%, 3/31/26(1)	EUR	2,000	$2,364,020

INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)		3,700	3,681,629

Olympus Water US Holding Corp., 4.25%, 10/1/28(1)		7,550	7,432,975

Tronox, Inc., 6.50%, 5/1/25(1)		8,000	8,420,000

			$21,898,624

Commercial Services — 0.1%

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)		8,775	$9,082,125

			$9,082,125

Cosmetics / Toiletries — 0.0%(4)

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)		1,300	$1,288,625

			$1,288,625

Diversified Financial Services — 0.1%

AG Issuer, LLC, 6.25%, 3/1/28(1)		5,925	$6,184,219

			$6,184,219

Drugs — 0.5%

Bausch Health Companies, Inc.:

4.875%, 6/1/28(1)		9,050	$9,331,003

5.50%, 11/1/25(1)		2,700	2,746,764

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(1)		16,900	16,671,343

Jazz Securities DAC, 4.375%, 1/15/29(1)		10,050	10,338,937

			$39,088,047

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc., 4.25%, 6/1/25(1)		6,025	$6,219,883

			$6,219,883

Electronics / Electrical — 0.4%

Imola Merger Corp., 4.75%, 5/15/29(1)		20,200	$20,779,740

LogMeIn, Inc., 5.50%, 9/1/27(1)		5,250	5,261,235

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)		7,900	8,196,250

			$34,237,225

Security	Principal Amount* (000’s omitted)	Value

Entertainment — 0.0%(4)

Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	2,400	$2,553,000

		$2,553,000

Financial Intermediaries — 0.1%

CoreLogic, Inc., 4.50%, 5/1/28(1)	6,000	$5,935,920

		$5,935,920

Food Products — 0.1%

Del Monte Foods, Inc., 11.875%, 5/15/25(1)	9,400	$10,557,140

		$10,557,140

Health Care — 0.6%

HCA, Inc., 5.25%, 4/15/25	1,250	$1,402,080

Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	25,150	25,055,687

RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	2,650	2,653,312

Tenet Healthcare Corp., 4.25%, 6/1/29(1)	25,375	25,718,324

		$54,829,403

Industrial Equipment — 0.2%

Clark Equipment Company, 5.875%, 6/1/25(1)	1,200	$1,252,500

Madison IAQ, LLC, 4.125%, 6/30/28(1)	12,300	12,251,661

		$13,504,161

Leisure Goods / Activities / Movies — 0.5%

Carnival Corp., 4.00%, 8/1/28(1)	37,975	$38,022,469

SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	2,425	2,588,687

		$40,611,156

Machinery — 0.1%

TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	$5,044,298

		$5,044,298

Oil and Gas — 0.2%

CITGO Petroleum Corporation:

6.375%, 6/15/26(1)	2,100	$2,165,625

7.00%, 6/15/25(1)	12,175	12,562,774

		$14,728,399

Packaging & Containers — 0.2%

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:

4.00%, 10/15/27(1)	6,325	$6,196,919

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Packaging & Containers (continued)

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC: (continued)

4.375%, 10/15/28(1)	10,100	$9,973,750

		$16,170,669

Radio and Television — 0.3%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	6,700	$3,798,933

iHeartCommunications, Inc.:

4.75%, 1/15/28(1)	2,975	2,997,551

5.25%, 8/15/27(1)	2,500	2,556,525

6.375%, 5/1/26	1,159	1,207,258

8.375%, 5/1/27	2,101	2,240,690

Univision Communications, Inc., 4.50%, 5/1/29(1)	10,075	10,205,471

		$23,006,428

Real Estate Investment Trusts (REITs) — 0.1%

Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	7,925	$8,291,531

		$8,291,531

Retailers (Except Food and Drug) — 0.0%(4)

PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	1,575	$1,620,281

		$1,620,281

Software and Services — 0.1%

Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	4,850	$5,171,312

		$5,171,312

Technology — 0.1%

Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	12,575	$12,449,250

		$12,449,250

Telecommunications — 0.4%

Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(1)	7,250	$7,530,938

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	7,600	7,667,260

Lumen Technologies, Inc., 4.00%, 2/15/27(1)	6,650	6,691,928

VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	10,575	10,310,149

		$32,200,275

Total Corporate Bonds (identified cost $623,482,628)		$632,817,156

Exchange-Traded Funds — 0.4%
Security		Shares	Value

SPDR Blackstone Senior Loan ETF		803,000	$36,857,700

Total Exchange-Traded Funds (identified cost $36,809,411)			$36,857,700

Preferred Stocks — 0.1%
Security		Shares	Value

Financial Services — 0.0%

DBI Investors, Inc., Series A-1(5)(6)(7)		9,245	$0

			$0

Nonferrous Metals / Minerals — 0.1%

ACNR Holdings, Inc., 15.00% (PIK)(5)(6)		14,309	$5,532,814

			$5,532,814

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Series A, 8.00% (PIK)(5)(6)(7)		5,438	$0

David’s Bridal, LLC, Series B, 10.00% (PIK)(5)(6)(7)		22,162	0

			$0

Total Preferred Stocks (identified cost $1,794,235)			$5,532,814

Senior Floating-Rate Loans — 109.4%(9)
Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.3%

Aernnova Aerospace S.A.U.:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/22/27	EUR	1,071	$1,172,515

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 2/26/27	EUR	4,179	4,572,807

AI Convoy (Luxembourg) S.a.r.l.:

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/18/27	EUR	3,300	3,792,147

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/17/27		9,175	9,205,516

Dynasty Acquisition Co., Inc.:

Term Loan, 3.631%, (3 mo. USD LIBOR + 3.50%), 4/6/26		17,177	16,808,989

Term Loan, 3.631%, (3 mo. USD LIBOR + 3.50%), 4/6/26		31,943	31,258,533

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense (continued)

IAP Worldwide Services, Inc.:

Revolving Loan, 0.75%, 7/18/23(10)		944	$948,477

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%, Floor 1.50%), 7/18/23(7)		1,209	988,831

KKR Apple Bidco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 9/22/28		5,450	5,447,444

Spirit Aerosystems, Inc.:

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.25%, Floor 0.75%), 1/15/25		3,747	3,770,104

Term Loan, 1/15/25(11)		2,600	2,611,375

TransDigm, Inc.:

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 8/22/24		30,251	29,997,848

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 12/9/25		51,440	50,861,561

WP CPP Holdings, LLC, Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 4/30/25(12)		34,290	33,593,854

			$195,030,001

Air Transport — 1.5%

AAdvantage Loyalty IP, Ltd., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/20/28		23,100	$24,065,256

American Airlines, Inc., Term Loan, 6/27/25(11)		2,500	2,424,845

Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28		13,999	13,985,458

Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27		19,775	21,081,732

SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27		40,225	42,882,344

United Airlines, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/21/28		21,708	22,040,350

			$126,479,985

Automotive — 3.9%

Adient US, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 4/8/28		8,903	$8,917,991

American Axle and Manufacturing, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/6/24		16,239	16,244,210

Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28		18,944	18,991,673

Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28		8,681	8,687,886

Belron Luxembourg S.a r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/13/28	EUR	3,925	4,512,721

Borrower/Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Bright Bidco B.V., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24		19,969	$14,904,643

Chassix, Inc., Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/15/23		10,239	10,056,453

Clarios Global, L.P.:

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 4/30/26	EUR	23,983	27,508,194

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/30/26		23,798	23,663,982

CS Intermediate Holdco 2, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), 11/2/23		3,918	3,656,258

Dayco Products, LLC, Term Loan, 4.37%, (3 mo. USD LIBOR + 4.25%), 5/19/23		15,288	14,934,677

Garrett LX I S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/30/28	EUR	13,250	15,312,219

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28		6,400	6,376,000

Gates Global, LLC:

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 4/1/24	EUR	6,994	8,067,809

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27		17,210	17,197,241

Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.09%, (1 mo. USD LIBOR + 2.00%), 3/7/25		6,883	6,817,942

Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27		28,350	28,398,959

MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		6,484	6,494,558

Tenneco, Inc., Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 10/1/25		36,310	35,599,285

Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26		9,047	9,063,663

TI Group Automotive Systems, LLC:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 12/16/26	EUR	3,871	4,469,255

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26		6,569	6,580,882

Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28		21,766	21,701,699

Visteon Corporation, Term Loan, 1.841%, (USD LIBOR + 1.75%), 3/25/24(12)		2,500	2,487,500

Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28		9,650	9,625,209

			$330,270,909

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.3%

City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	7,825	$7,761,422

Triton Water Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/31/28	14,514	14,511,361

		$22,272,783

Brokerage / Securities Dealers / Investment Houses — 0.6%

Advisor Group, Inc., Term Loan, 4.587%, (1 mo. USD LIBOR + 4.50%), 7/31/26	13,652	$13,684,395

Clipper Acquisitions Corp., Term Loan, 1.825%, (1 mo. USD LIBOR + 1.75%), 3/3/28	11,992	11,872,069

Hudson River Trading, LLC, Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 3/20/28	22,794	22,705,194

		$48,261,658

Building and Development — 5.2%

Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	4,775	$4,827,229

American Builders & Contractors Supply Co., Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/15/27	23,295	23,101,965

American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	8,619	8,635,247

APi Group DE, Inc.:

Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 10/1/26	15,485	15,472,101

Term Loan, 10/7/28(11)	10,550	10,556,594

Artera Services, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/6/25	14,514	14,477,341

Beacon Roofing Supply, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 5/19/28	10,454	10,403,449

Brookfield Property REIT, Inc., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 8/27/25	4,094	4,054,925

Centuri Group, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 8/27/28	10,500	10,523,625

Chamberlain Group, Inc., Term Loan, 11/3/28(11)	20,500	20,493,604

Core & Main L.P., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 7/27/28	15,452	15,372,571

Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	24,905	24,917,844

CP Atlas Buyer, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/23/27	4,500	4,478,778

CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	13,964	13,984,056

Borrower/Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 8/21/25		36,018	$35,826,506

Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/3/28		13,317	13,225,073

MI Windows and Doors, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/18/27		8,373	8,397,430

Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26		13,668	13,710,524

Osmose Utilities Services, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/23/28		7,625	7,613,090

Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27		8,930	8,905,696

Patagonia Bidco Limited:

Term Loan, 3/5/29(11)	GBP	3,085	4,202,984

Term Loan, 3/5/29(11)	GBP	16,965	23,116,410

Quikrete Holdings, Inc.:

Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 2/1/27		4,841	4,802,169

Term Loan, 1/31/27(11)		24,400	24,348,711

RE/MAX International, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/21/28		18,254	18,140,161

SRS Distribution, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28		12,125	12,138,253

Standard Industries, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 9/22/28		26,475	26,480,507

Werner FinCo L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 7/24/24		11,649	11,678,440

White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27		31,739	31,851,326

WireCo WorldGroup, Inc.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/30/23		8,010	8,029,803

Term Loan - Second Lien, 9.157%, (6 mo. USD LIBOR + 9.00%), 9/30/24		7,262	7,225,727

			$440,992,139

Business Equipment and Services — 8.6%

AlixPartners, LLP:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/4/28	EUR	4,179	$4,823,571

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28		13,308	13,285,940

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Allied Universal Holdco, LLC:

Term Loan, 4/7/28(11)	EUR	2,000	$2,297,369

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28		17,630	17,643,488

Amentum Government Services Holdings, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 1/29/27		10,619	10,612,048

AppLovin Corporation:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 8/15/25		45,820	45,753,202

Term Loan, 10/25/28(11)		19,500	19,475,625

Asplundh Tree Expert, LLC, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 9/7/27		10,346	10,318,198

Belfor Holdings, Inc., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 4/6/26		6,953	6,979,085

Blitz 20-487 GmbH, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 4/28/28	EUR	6,525	7,519,758

Bracket Intermediate Holding Corp., Term Loan, 4.376%, (3 mo. USD LIBOR + 4.25%), 9/5/25		9,419	9,428,287

Brand Energy & Infrastructure Services, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/21/24		11,349	11,266,396

Camelot U.S. Acquisition 1 Co.:

Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 10/30/26		9,181	9,154,124

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26		12,353	12,388,093

Cast and Crew Payroll, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 2/9/26		9,562	9,549,905

Ceridian HCM Holding, Inc., Term Loan, 2.573%, (1 week USD LIBOR + 2.50%), 4/30/25		23,036	22,805,548

Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27		3,975	3,989,593

EAB Global, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 8/16/28		15,975	15,911,100

Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		21,175	21,131,994

Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		31,895	31,376,768

First Advantage Holdings, LLC, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 1/31/27		3,606	3,605,266

Foundational Education Group, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28		7,750	7,764,531

Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		10,283	10,306,682

Grab Holdings, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		25,074	25,314,284

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		19,150	$19,218,477

Hillman Group, Inc. (The):

Term Loan, 1.524%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(10)		1,232	1,230,268

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28		5,142	5,136,369

Intrado Corporation, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		4,414	4,345,384

IRI Holdings, Inc.:

Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 12/1/25		27,967	28,015,636

Term Loan, 5.087%, (1 mo. USD LIBOR + 5.00%), 12/1/25		7,623	7,879,895

Iron Mountain, Inc., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 1/2/26		9,143	9,057,656

Ivanti Software, Inc.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		6,343	6,335,989

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		22,617	22,658,956

Term Loan - Second Lien, 9.50%, (3 mo. USD LIBOR + 8.50%, Floor 1.00%), 12/1/28		5,000	4,993,750

KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		5,261	5,156,132

KUEHG Corp.:

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		27,142	26,955,550

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		4,075	4,103,016

LGC Group Holdings, Ltd., Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), 4/21/27	EUR	4,025	4,561,879

Loire Finco Luxembourg S.a.r.l., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/21/27		3,555	3,493,008

Magnite, Inc., Term Loan, 5.75%, (USD LIBOR + 5.00%, Floor 0.75%), 4/28/28(12)		6,633	6,649,958

MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/28/28		13,342	13,368,246

Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		15,166	14,976,366

Nielsen Consumer, Inc.:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 3/6/28	EUR	3,358	3,905,214

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 3/6/28		6,318	6,339,972

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		2,244	$2,250,439

Pike Corporation, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/21/28		3,955	3,955,974

Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(12)		2,338	2,337,268

Rockwood Service Corporation, Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 1/23/27		4,872	4,871,994

Sabre GLBL, Inc.:

Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 2/22/24		6,504	6,443,409

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		3,355	3,351,201

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/17/27		5,348	5,342,013

SITEL Worldwide Corporation:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 8/28/28	EUR	7,075	8,183,811

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28		22,400	22,464,400

Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28		12,150	12,112,031

Sotheby’s, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27		5,495	5,518,166

Speedster Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 3/31/27	EUR	2,550	2,897,826

Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28		40,745	40,917,847

team.blue Finco S.a.r.l.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	669	771,240

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/27/28	EUR	11,706	13,496,706

Tempo Acquisition, LLC:

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		3,084	3,095,949

Term Loan, 8/31/28(11)		1,200	1,203,000

TK Elevator Topco GmbH, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 7/29/27	EUR	12,100	13,927,857

TPG VIII Elf Purchaser, LLC, Term Loan, 11/6/28(11)		5,550	5,548,268

TTF Holdings, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/24/28		4,137	4,147,718

West Corporation, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 10/10/24		4,388	4,305,211

WEX, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 3/31/28		4,428	4,411,974

Borrower/Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Zephyr Bidco Limited:

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), 7/23/25	EUR	5,025	$5,814,145

Term Loan, 4.865%, (1 mo. GBP LIBOR + 4.75%), 7/23/25	GBP	8,725	11,872,508

			$720,323,531

Cable and Satellite Television — 3.9%

Altice France S.A.:

Term Loan, 3.811%, (3 mo. USD LIBOR + 3.69%), 1/31/26		10,695	$10,607,235

Term Loan, 4.124%, (3 mo. USD LIBOR + 4.00%), 8/14/26		10,466	10,445,488

Charter Communications Operating, LLC, Term Loan, 1.84%, (1 mo. USD LIBOR + 1.75%), 2/1/27		12,057	11,987,047

CSC Holdings, LLC:

Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 7/17/25		44,091	43,172,171

Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 1/15/26		5,707	5,604,798

LCPR Loan Financing, LLC, Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 10/15/28		1,800	1,805,625

Numericable Group S.A.:

Term Loan, 2.878%, (3 mo. USD LIBOR + 2.75%), 7/31/25		17,295	17,033,060

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 7/31/25	EUR	6,307	7,108,745

Telenet Financing USD, LLC, Term Loan, 2.09%, (1 mo. USD LIBOR + 2.00%), 4/30/28		38,225	37,740,613

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 4/30/29	EUR	6,565	7,465,816

UPC Broadband Holding B.V.:

Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 4/30/28		8,800	8,712,000

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 4/30/29	EUR	3,150	3,586,779

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	15,150	17,427,197

UPC Financing Partnership, Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 1/31/29		31,775	31,675,703

Virgin Media Bristol, LLC:

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 1/31/28		44,255	43,871,227

Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 1/31/29		500	500,469

Virgin Media Ireland Limited, Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	12,500	14,383,398

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media SFA Finance Limited:

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 1/31/29	EUR	13,800	$15,712,405

Term Loan, 3.321%, (1 mo. GBP LIBOR + 3.25%), 1/15/27	GBP	9,825	13,262,997

Ziggo B.V., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), 1/31/29	EUR	20,000	22,887,595

			$324,990,368

Chemicals and Plastics — 5.4%

Aruba Investments, Inc.:

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 11/24/27	EUR	4,254	$4,932,556

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		6,269	6,295,925

Atotech B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/18/28	EUR	2,975	3,425,130

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		13,766	13,763,779

Axalta Coating Systems US Holdings, Inc., Term Loan, 1.881%, (3 mo. USD LIBOR + 1.75%), 6/1/24		17,594	17,581,708

Caldic B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	500	568,969

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 7/18/24	EUR	2,266	2,579,099

Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		12,369	12,416,565

Chemours Company (The), Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), 4/3/25	EUR	5,654	6,478,651

CPC Acquisition Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		20,000	19,995,340

Ferro Corporation:

Term Loan, 2.381%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,516	1,515,509

Term Loan, 2.381%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,617	1,616,388

Term Loan, 2.381%, (3 mo. USD LIBOR + 2.25%), 2/14/24		1,652	1,651,527

Flint Group GmbH:

Term Loan, 5.00%, (3mo. EURIBOR + 4.25%, Floor 0.75%), 4.25% cash, 0.75% PIK, 9/21/23	EUR	1,204	1,393,458

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23		1,930	1,930,891

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group US, LLC:

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		2,890	$2,875,830

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, 9/21/23(12)		11,673	11,680,305

Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		6,214	6,222,799

GEON Performance Solutions, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 8/18/28		2,000	2,017,500

Groupe Solmax, Inc., Term Loan, 5.50%, (USD LIBOR + 4.75%, Floor 0.75%), 5/29/28(12)		12,201	12,242,947

Hexion, Inc., Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/1/26	EUR	5,506	6,390,653

Illuminate Buyer, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 6/30/27		13,795	13,777,609

INEOS 226 Limited, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 1/29/26	EUR	30,000	34,443,721

INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	2,325	2,689,589

INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26		2,497	2,505,253

INEOS Finance PLC, Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), 4/1/24	EUR	7,961	9,167,725

INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		21,396	21,423,120

INEOS US Finance, LLC, Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 4/1/24		798	794,935

Kraton Polymers, LLC, Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), 3/5/25	EUR	526	606,727

Lonza Group AG:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 7/3/28	EUR	7,875	9,077,181

Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28		17,987	18,039,064

LSF11 Skyscraper Holdco S.a.r.l.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 9/29/27	EUR	13,775	15,832,909

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/29/27		5,647	5,666,074

Messer Industries GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/1/26	EUR	2,582	2,968,738

Term Loan, 2.631%, (3 mo. USD LIBOR + 2.50%), 3/1/26		6,719	6,683,097

Minerals Technologies, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/14/24		11,049	11,076,896

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Momentive Performance Materials, Inc., Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 5/15/24		1,125	$1,124,938

Orion Engineered Carbons GmbH:

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 9/24/28	EUR	1,250	1,449,215

Term Loan, 2.75%, (3 mo. USD LIBOR + 2.25%, Floor 0.50%), 9/24/28		4,950	4,980,938

PMHC II, Inc., Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25		14,075	14,004,815

PQ Corporation, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/9/28		25,785	25,806,854

Pregis TopCo Corporation:

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 7/31/26		2,382	2,389,463

Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 7/31/26		1,650	1,657,735

Pretium PKG Holdings, Inc.:

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28		7,875	7,903,437

Term Loan - Second Lien, 7.25%, (6 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29		4,600	4,646,000

Rohm Holding GmbH:

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 7/31/26	EUR	2,350	2,719,485

Term Loan, 4.904%, (6 mo. USD LIBOR + 4.75%), 7/31/26		19,084	19,144,106

Solenis Holdings, LLC:

Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/26/25	EUR	2,084	2,410,319

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 6/26/25		21,420	21,438,827

Spectrum Holdings III Corp., Term Loan, 1/31/25(11)		5,588	5,454,938

Starfruit Finco B.V., Term Loan, 2.839%, (1 mo. USD LIBOR + 2.75%), 10/1/25		8,826	8,772,818

Trinseo Materials Operating S.C.A., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 5/3/28		8,579	8,538,824

Tronox Finance, LLC, Term Loan, 2.368%, (USD LIBOR + 2.25%), 3/13/28(12)		14,999	14,892,601

W.R. Grace & Co. Conn., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/22/28		13,950	14,009,288

			$453,672,768

Clothing / Textiles — 0.1%

Samsonite International S.A., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/25/25		4,524	$4,415,443

			$4,415,443

Borrower/Description		Principal Amount* (000’s omitted)	Value

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 6/27/24		1,679	$1,683,376

Spectrum Brands, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/3/28		4,975	4,969,403

			$6,652,779

Containers and Glass Products — 2.4%

Berlin Packaging, LLC, Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 3/11/28(12)		11,400	$11,426,129

Berry Global, Inc., Term Loan, 1.836%, (1 mo. USD LIBOR + 1.75%), 7/1/26		11,156	11,093,293

BWAY Holding Company, Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/3/24		11,044	10,769,523

Flex Acquisition Company, Inc.:

Term Loan, 3.13%, (3 mo. USD LIBOR + 3.00%), 6/29/25		3,844	3,819,409

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/23/28		40,492	40,431,752

Kouti B.V., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 7/1/28	EUR	35,025	40,412,979

Libbey Glass, Inc., Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 11/13/25		10,649	11,070,391

Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25		22,205	22,265,607

Reynolds Group Holdings, Inc.:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 2/5/26		12,605	12,544,676

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28		12,475	12,459,406

TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28		5,263	5,240,379

Trident TPI Holdings, Inc.:

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/17/24		12,518	12,520,906

Term Loan, 3.007%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(10)		1,158	1,162,212

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28		8,167	8,193,597

			$203,410,259

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26		12,534	$12,207,641

			$12,207,641

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Drugs — 4.3%

Aenova Holding GmbH, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/6/26	EUR	4,075	$4,735,431

Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25		9,304	9,373,679

Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/12/26		12,963	12,930,348

Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25		27,659	27,464,264

Bausch Health Companies, Inc., Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 6/2/25		30,888	30,856,299

Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26		6,117	6,130,168

Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28		10,139	10,167,310

Curia Global, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 8/30/26(12)		15,608	15,640,216

Elanco Animal Health Incorporated, Term Loan, 1.832%, (1 mo. USD LIBOR + 1.75%), 8/1/27		6,360	6,311,869

Grifols Worldwide Operations USA, Inc., Term Loan, 2.073%, (1 week USD LIBOR + 2.00%), 11/15/27		36,090	35,623,663

Horizon Therapeutics USA, Inc.:

Term Loan, 2.37%, (1 mo. USD LIBOR + 2.25%), 5/22/26		13,469	13,443,293

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/15/28		18,756	18,733,975

Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28		16,958	16,999,894

Mallinckrodt International Finance S.A.:

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24		51,966	48,544,973

Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25		14,058	13,118,007

Nidda Healthcare Holding AG:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	3,625	4,141,546

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 8/21/26	EUR	6,425	7,353,026

PPD, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 1/13/28		61,093	61,066,241

Recipharm AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/17/28	EUR	15,275	17,499,860

			$360,134,062

Ecological Services and Equipment — 0.4%

Clean Harbors, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 10/8/28		6,050	$6,060,261

Borrower/Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)

EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25		18,883	$18,907,007

GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25		571	572,471

TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27		5,037	5,049,530

US Ecology Holdings, Inc., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 11/1/26		3,046	3,042,260

			$33,631,529

Electronics / Electrical — 22.1%

Applied Systems, Inc.:

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24		59,631	$59,638,536

Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25		3,957	4,021,921

Aptean, Inc.:

Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 4/23/26		23,098	23,080,269

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), 4/23/27		6,500	6,483,750

AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28		2,993	3,003,722

Astra Acquisition Corp.:

Term Loan, 10/25/28(11)		23,950	23,381,187

Term Loan - Second Lien, 10/22/29(11)		22,000	21,780,000

Banff Merger Sub, Inc.:

Term Loan, 3.881%, (3 mo. USD LIBOR + 3.75%), 10/2/25		47,385	47,128,904

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 10/2/25	EUR	16,035	18,575,540

Term Loan - Second Lien, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26		11,450	11,619,368

Barracuda Networks, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/25		1,911	1,915,875

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 10/30/28		6,100	6,178,794

Buzz Merger Sub, Ltd.:

Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 1/29/27		4,849	4,821,628

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 1/29/27		549	549,184

Celestica, Inc.:

Term Loan, 2.212%, (1 mo. USD LIBOR + 2.13%), 6/27/25		4,072	4,056,686

Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 6/27/25		2,799	2,795,002

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

CentralSquare Technologies, LLC, Term Loan, 3.881%, (3 mo. USD LIBOR + 3.75%), 8/29/25		17,210	$16,108,961

Cloudera, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28		34,450	34,439,252

Term Loan - Second Lien, 6.50%, (1 mo. USD LIBOR + 6.00%, Floor 0.50%), 10/8/29		9,450	9,485,437

CommScope, Inc., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/6/26		19,504	19,269,234

Concorde Midco, Ltd., Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	4,675	5,411,898

ConnectWise, LLC, Term Loan, 9/29/28(11)		13,000	13,001,157

Constant Contact, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28		18,139	18,133,525

Cornerstone OnDemand, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		17,250	17,228,437

CPI International, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/26/24		14,142	14,170,335

Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28		12,625	12,577,656

Cvent, Inc., Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 11/29/24		12,030	11,997,939

DEI Sales, Inc., Term Loan, 6.25%, (1 mo. USD LIBOR + 5.50%, Floor 0.75%), 4/23/28		2,981	2,968,207

Delta TopCo, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27		16,854	16,850,618

DG Investment Intermediate Holdings 2, Inc.:

Term Loan, 4.442%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28(10)		691	693,719

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/31/28		3,299	3,311,875

E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28		16,378	16,408,729

ECI Macola Max Holding, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27		18,129	18,178,526

Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24		23,393	23,490,303

Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27		9,113	9,107,499

Epicor Software Corporation:

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27		59,192	59,213,694

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), 7/31/28		7,650	7,869,937

EXC Holdings III Corp.:

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 12/2/24	EUR	1,684	1,945,920

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24		4,519	4,535,048

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Finastra USA, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24		61,992	$61,742,167

Fiserv Investment Solutions, Inc., Term Loan, 4.155%, (3 mo. USD LIBOR + 4.00%), 2/18/27		5,752	5,766,568

Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27		61,400	61,649,135

Go Daddy Operating Company, LLC:

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 2/15/24		53,614	53,285,891

Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 8/10/27		9,998	9,940,117

Hyland Software, Inc.:

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24		56,837	56,996,542

Term Loan - Second Lien, 7.00%, (1 mo. USD LIBOR + 6.25%, Floor 0.75%), 7/7/25		7,940	8,039,380

IGT Holding IV AB, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 3/31/28		6,169	6,184,422

Imperva, Inc., Term Loan, 1/12/26(11)		5,013	5,022,564

Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27		12,987	13,010,920

Informatica, LLC, Term Loan, 10/27/28(11)		34,850	34,806,437

LogMeIn, Inc., Term Loan, 4.833%, (1 mo. USD LIBOR + 4.75%), 8/31/27		25,930	25,923,650

MA FinanceCo., LLC:

Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 6/21/24		3,844	3,816,500

Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 6/5/25	EUR	6,386	7,458,633

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25		15,966	16,112,812

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 5/17/24		1,630	1,624,794

Magenta Buyer, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28		57,067	57,061,246

Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 7/27/29		17,275	17,174,235

Marcel LUX IV S.a.r.l.:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 3/15/26		1,740	1,744,615

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 3/16/26	EUR	3,350	3,875,825

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27		910	912,250

Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/13/28		5,725	5,756,012

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Maverick Bidco, Inc.:

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/18/28		9,650	$9,660,856

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/18/29		3,325	3,358,250

MaxLinear, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 6/23/28		8,060	8,037,335

Mirion Technologies, Inc., Term Loan, 10/20/28(11)		9,100	9,088,625

MKS Instruments, Inc.:

Term Loan, 10/21/28(11)	EUR	5,325	6,178,783

Term Loan, 10/21/28(11)		53,600	53,579,042

N-Able International Holdings II, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 7/19/28		4,450	4,458,344

NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26		9,091	8,943,696

Nobel Bidco B.V., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/10/28	EUR	12,550	14,453,394

Panther Commercial Holdings L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28		23,563	23,666,308

PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27		5,174	5,174,000

Polaris Newco, LLC:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	9,350	10,813,333

Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28		28,630	28,731,980

Poseidon Intermediate, LLC, Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 8/18/25		2,918	2,923,065

Proofpoint, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/31/28		28,200	28,118,925

ProQuest, LLC, Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 10/23/26		23,743	23,744,630

Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28		12,587	12,515,950

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28		46,550	46,496,654

Recorded Books, Inc., Term Loan, 4.083%, (1 mo. USD LIBOR + 4.00%), 8/29/25		9,258	9,272,986

Redstone Holdco 2 L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 4/27/28		18,600	18,030,375

Renaissance Holding Corp.:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 5/30/25		1,042	1,033,613

Term Loan - Second Lien, 7.087%, (1 mo. USD LIBOR + 7.00%), 5/29/26		3,175	3,193,853

Borrower/Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc., Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 6/21/24	25,956	$25,773,766

Skillsoft Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 6/30/28	7,850	7,923,594

SolarWinds Holdings, Inc., Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 2/5/24	69,155	68,334,235

Sophia L.P., Term Loan, 3.635%, (3 mo. USD LIBOR + 3.50%), 10/7/27	10,176	10,201,051

Sovos Compliance, LLC:

Term Loan, 2.25%, 8/11/28(10)	1,671	1,683,492

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	9,679	9,748,592

SS&C European Holdings S.a.r.l., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,343	5,294,248

SS&C Technologies, Inc.:

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/16/25	5,131	5,091,231

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 4/16/25	7,032	6,967,391

SurveyMonkey, Inc., Term Loan, 3.83%, (1 week USD LIBOR + 3.75%), 10/10/25	10,935	10,914,554

Symplr Software, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	5,148	5,172,584

Synaptics Incorporated, Term Loan, 10/21/28(11)	5,225	5,238,062

Tibco Software, Inc.:

Term Loan, 3.84%, (1 mo. USD LIBOR + 3.75%), 6/30/26	37,229	36,610,093

Term Loan, 6/30/26(11)	10,175	10,031,919

Term Loan - Second Lien, 7.34%, (1 mo. USD LIBOR + 7.25%), 3/3/28	13,275	13,343,446

TTM Technologies, Inc., Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 9/28/24	6,035	6,035,222

Turing Midco, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/23/28	5,186	5,192,260

Uber Technologies, Inc.:

Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 4/4/25	43,624	43,678,952

Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 2/25/27	14,435	14,455,309

Ultimate Software Group, Inc. (The):

Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 5/4/26	25,433	25,509,313

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	51,840	52,002,124

Term Loan - Second Lien, 7.50%, (3 mo. USD LIBOR + 6.75%, Floor 0.75%), 5/3/27	2,350	2,398,958

Ultra Clean Holdings, Inc., Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 8/27/25	15,478	15,529,092

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27		6,343	$6,358,983

Verifone Systems, Inc., Term Loan, 4.129%, (3 mo. USD LIBOR + 4.00%), 8/20/25		18,810	18,450,504

Verisure Holding AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 3/27/28	EUR	11,550	13,270,620

Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25		23,540	23,657,629

Vision Solutions, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 4/24/28		27,350	27,367,094

VS Buyer, LLC, Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 2/28/27		17,652	17,620,682

Zebra Buyer, LLC, Term Loan, 4/21/28(11)		3,500	3,512,761

			$1,862,174,745

Equipment Leasing — 0.9%

Avolon TLB Borrower 1 (US), LLC:

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25		23,925	$23,926,086

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27		15,781	15,820,202

Boels Topholding B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/6/27	EUR	8,800	10,151,609

Delos Finance S.a.r.l., Term Loan, 1.881%, (3 mo. USD LIBOR + 1.75%), 10/6/23		15,593	15,592,500

Fly Funding II S.a.r.l., Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 10/8/25		10,284	10,322,314

			$75,812,711

Farming / Agriculture — 0.1%

Alltech, Inc., Term Loan, 10/13/28(11)		8,075	$8,095,188

			$8,095,188

Financial Intermediaries — 3.4%

Apex Group Treasury, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 7/27/28		6,226	$6,238,004

Aretec Group, Inc., Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 10/1/25		26,051	26,051,040

Citco Funding, LLC, Term Loan, 2.657%, (3 mo. USD LIBOR + 2.50%), 9/28/23		17,324	17,302,190

CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28		57,600	57,672,000

Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(13)		18,677	3,735,306

Edelman Financial Center, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/7/28		21,578	21,603,233

Borrower/Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	2,726	$2,726,125

FinCo I, LLC, Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 6/27/25	8,920	8,902,315

Focus Financial Partners, LLC:

Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 7/3/24	22,715	22,610,804

Term Loan, 2.50%, 6/24/28(10)	2,077	2,070,289

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/1/28	8,976	8,948,825

Franklin Square Holdings, L.P., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 8/1/25	6,620	6,587,130

Greenhill & Co., Inc., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 4/12/24	5,728	5,720,650

GreenSky Holdings, LLC:

Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	11,465	11,435,993

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 3/29/25	4,320	4,320,313

Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	32,982	33,011,688

HighTower Holdings, LLC:

Term Loan, 4/21/28(11)	200	200,600

Term Loan, 4/21/28(11)	800	802,400

LPL Holdings, Inc., Term Loan, 1.834%, (1 mo. USD LIBOR + 1.75%), 11/12/26	19,552	19,372,514

Mariner Wealth Advisors, LLC:

Term Loan, 1.625%, 8/18/28(10)	775	773,063

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	5,425	5,411,438

Victory Capital Holdings, Inc., Term Loan, 2.376%, (3 mo. USD LIBOR + 2.25%), 7/1/26	10,812	10,781,677

Walker & Dunlop, Inc., Term Loan, 10/13/28(11)	14,225	14,229,438

		$290,507,035

Food Products — 2.4%

8th Avenue Food & Provisions, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 10/1/25	7,400	$7,381,500

Badger Buyer Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 9/30/24	9,695	9,506,796

Froneri International, Ltd., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/29/27	21,379	21,116,152

H Food Holdings, LLC:

Term Loan, 3.774%, (1 mo. USD LIBOR + 3.69%), 5/23/25	11,508	11,468,774

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 5/23/25	6,200	6,202,012

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

HLF Financing S.a.r.l., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 8/18/25		23,719	$23,638,678

JBS USA LUX S.A., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 5/1/26		54,740	54,619,849

Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28		6,650	6,670,781

Nomad Foods Europe Midco Limited, Term Loan, 2.374%, (3 mo. USD LIBOR + 2.25%), 5/15/24		18,743	18,651,209

Shearer’s Foods, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27		3,539	3,539,073

Simply Good Foods USA, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/7/24		2,855	2,875,525

Sunshine Investments B.V.:

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 3/28/25	EUR	10,618	12,186,166

Term Loan, 3.568%, (3 mo. GBP LIBOR + 3.50%), 3/28/25	GBP	750	1,022,724

United Petfood Group B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 4/23/28	EUR	6,525	7,498,110

UTZ Quality Foods, LLC, Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 1/20/28		2,285	2,284,446

Valeo F1 Company Limited (Ireland):

Term Loan, 6/28/28(11)	GBP	3,000	4,096,669

Term Loan, 6/30/28(11)	EUR	9,450	10,914,815

			$203,673,279

Food Service — 1.7%

1011778 B.C. Unlimited Liability Company, Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 11/19/26		48,768	$47,890,217

Ai Aqua Merger Sub, Inc.:

Term Loan, 7/31/28(11)		1,100	1,104,470

Term Loan, 7/31/28(11)		8,796	8,835,757

Ali Group S.R.L., Term Loan, 10/12/28(11)		20,350	20,225,987

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(12)		7,142	7,135,326

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27		31,598	31,640,659

Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28		6,798	6,818,759

US Foods, Inc., Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 6/27/23		19,047	18,953,655

			$142,604,830

Borrower/Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers — 0.2%

L1R HB Finance Limited:

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), 9/2/24	EUR	8,523	$9,285,722

Term Loan, 5.326%, (3 mo. GBP LIBOR + 5.25%), 9/2/24	GBP	6,773	8,639,447

			$17,925,169

Forest Products — 0.3%

Clearwater Paper Corporation, Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 7/26/26		1,212	$1,212,312

Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28		18,865	18,818,056

Neenah, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28		3,965	3,970,019

			$24,000,387

Health Care — 10.8%

Accelerated Health Systems, LLC, Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 10/31/25		5,238	$5,218,691

ADMI Corp.:

Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 4/30/25		5,366	5,310,576

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/23/27		5,600	5,604,374

AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/7/28		12,900	12,948,375

athenahealth, Inc., Term Loan, 4.377%, (3 mo. USD LIBOR + 4.25%), 2/11/26		25,845	25,954,435

Avantor Funding, Inc.:

Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 11/21/24		4,140	4,142,391

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 11/8/27		7,033	7,036,266

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 6/12/28	EUR	21,746	25,128,821

Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28		9,075	9,109,031

Biogroup-LCD, Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), 1/28/28	EUR	2,000	2,303,066

BW NHHC Holdco, Inc., Term Loan, 5.124%, (3 mo. USD LIBOR + 5.00%), 5/15/25		14,846	13,164,470

CAB, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 2/9/28	EUR	7,850	9,076,868

Cano Health, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27		14,615	14,639,612

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

CCRR Parent, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28		4,328	$4,351,242

CeramTec AcquiCo GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 3/7/25	EUR	18,677	21,497,587

Cerba Healthcare S.A.S., Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/24/28	EUR	20,800	24,046,168

Certara L.P., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 8/15/26		9,473	9,478,747

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24		12	11,645

CHG Healthcare Services, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/29/28		14,125	14,147,558

CryoLife, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/1/27		6,644	6,666,193

Dedalus Finance GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/4/27	EUR	20,150	23,276,766

Electron BidCo, Inc., Term Loan, 11/1/28(11)		15,025	15,026,878

Elsan S.A.S., Term Loan, 3.50%, (EURIBOR + 3.50%), 6/16/28(12)	EUR	4,150	4,794,070

Ensemble RCM, LLC, Term Loan, 3.878%, (3 mo. USD LIBOR + 3.75%), 8/3/26		15,635	15,678,510

Envision Healthcare Corporation, Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 10/10/25		57,975	48,082,865

eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27		2,637	2,653,601

GHX Ultimate Parent Corporation, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 6/28/24		9,948	9,969,805

Hanger, Inc., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 3/6/25		23,037	23,047,785

ICON Luxembourg S.a.r.l.:

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/3/28		5,009	5,014,492

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 7/3/28		20,103	20,126,349

Inovalon Holdings, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 4/2/25		12,010	12,011,774

IQVIA, Inc.:

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 3/7/24		2,533	2,533,872

Term Loan, 1.837%, (1 mo. USD LIBOR + 1.75%), 1/17/25		13,620	13,622,723

IVC Acquisition Ltd.:

Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), 2/13/26	EUR	6,775	7,807,424

Term Loan, 4.30%, (1 mo. GBP SONIA + 4.25%), 2/13/26	GBP	1,050	1,434,797

Term Loan, 2/13/26(11)	EUR	20,825	24,100,780

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

MDVIP, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28		3,700	$3,710,404

Medical Solutions, LLC:

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 6/14/24		5,461	5,471,967

Term Loan, 10/7/28(11)		15,876	15,908,244

Term Loan, 11/1/28(11)		3,024	3,030,142

Term Loan - Second Lien, 10/1/29(11)		6,500	6,500,000

Medline Industries, Inc., Term Loan, 10/23/28(11)		22,525	22,568,248

Mehilainen Yhtiot Oy, Term Loan, 3.625%, (3 mo. EURIBOR + 3.625%), 8/11/25	EUR	4,975	5,747,516

Midwest Physician Administrative Services, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/12/28		4,577	4,561,626

National Mentor Holdings, Inc.:

Term Loan, 3.75%, 3/2/28(10)		950	945,163

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28		645	641,223

Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 3/2/28(12)		20,416	20,311,395

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.25%, Floor 0.75%), 3/2/29		6,475	6,511,422

Navicure, Inc., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 10/22/26		22,527	22,576,122

Option Care Health, Inc., Term Loan, 10/27/28(11)		5,500	5,500,000

Ortho-Clinical Diagnostics S.A.:

Term Loan, 3.08%, (1 mo. USD LIBOR + 3.00%), 6/30/25		20,534	20,549,519

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 6/30/25	EUR	3,857	4,469,090

Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28		5,212	5,234,740

Padagis, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 7/6/28		9,300	9,329,062

Parexel International Corporation, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 9/27/24		1,290	1,288,843

PetVet Care Centers, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/14/25		5,783	5,790,623

Phoenix Guarantor, Inc.:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 3/5/26		21,055	20,936,296

Term Loan, 3.585%, (1 mo. USD LIBOR + 3.50%), 3/5/26		12,549	12,479,719

Press Ganey Holdings, Inc., Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 7/24/26(12)		2,494	2,504,660

Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28		13,159	13,160,928

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Radiology Partners, Inc., Term Loan, 4.334%, (1 mo. USD LIBOR + 4.25%), 7/9/25		38,576	$38,583,733

Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28		14,564	14,557,005

Ramsay Generale de Sante S.A., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), 4/22/27	EUR	9,900	11,441,721

Select Medical Corporation, Term Loan, 2.34%, (1 mo. USD LIBOR + 2.25%), 3/6/25		37,393	37,238,657

Signify Health, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/22/28		3,700	3,695,375

Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26		5,125	5,112,187

Sound Inpatient Physicians, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 6/27/25		2,618	2,618,029

Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26		18,802	18,880,122

Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26		29,061	29,162,235

Synlab Bondco PLC, Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,991,083

Team Health Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/6/24		6,901	6,588,785

U.S. Anesthesia Partners, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 10/1/28		26,100	26,129,362

US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27		11,615	11,672,159

Verscend Holding Corp., Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 8/27/25		28,376	28,461,504

			$905,877,516

Home Furnishings — 1.5%

ACProducts, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28		20,794	$20,756,331

Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28		26,575	26,612,364

Mattress Firm, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 9/25/28		18,475	18,420,148

Serta Simmons Bedding, LLC:

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		14,021	14,230,833

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23		46,344	43,814,852

			$123,834,528

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 5.8%

AI Alpine AT Bidco GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 10/31/25	EUR	6,125	$6,940,858

Albion Financing 3 S.a.r.l., Term Loan, 8/17/26(11)		20,350	20,248,250

Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27		14,735	14,787,154

Altra Industrial Motion Corp., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 10/1/25		6,349	6,325,303

American Trailer World Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/3/28		15,810	15,757,015

Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24		25,865	25,922,868

CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25		6,634	6,559,504

Clark Equipment Company:

Term Loan, 1.966%, (3 mo. USD LIBOR + 1.84%), 5/18/24		12,974	12,904,615

Term Loan, 2.381%, (3 mo. USD LIBOR + 2.25%), 5/18/24		5,224	5,210,691

CPM Holdings, Inc., Term Loan, 3.582%, (1 mo. USD LIBOR + 3.50%), 11/17/25		12,563	12,521,778

Delachaux Group S.A.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 4/16/26	EUR	2,610	3,020,554

Term Loan, 4.628%, (3 mo. USD LIBOR + 4.50%), 4/16/26		5,782	5,771,159

DexKo Global, Inc.:

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 9/22/28	EUR	3,604	4,164,307

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), 9/22/28	EUR	6,931	8,007,862

Term Loan, 0.00%, 10/4/28(10)	EUR	1,115	1,288,495

Term Loan, 0.00%, 10/4/28(10)		2,316	2,318,895

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/4/28		12,159	12,174,199

DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27		5,211	5,215,513

Dynacast International, LLC:

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 7/22/25		15,500	15,538,302

Term Loan, 10.25%, (3 mo. USD LIBOR + 9.25%, Floor 1.00%), 10/22/25		2,986	3,075,436

Engineered Machinery Holdings, Inc.:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 5/5/28	EUR	12,125	14,002,482

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 5/19/28		22,985	23,054,142

Term Loan - Second Lien, 6.75%, (3 mo. USD LIBOR + 6.00%, Floor 0.75%), 5/21/29		2,000	2,020,000

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

EWT Holdings III Corp., Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 4/1/28		9,501	$9,451,705

Filtration Group Corporation:

Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 3/29/25		22,893	22,689,713

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), 3/29/25	EUR	3,597	4,157,235

Term Loan, 3/29/25(11)		906	908,610

Term Loan, 10/21/28(11)		9,800	9,809,800

GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25		7,190	7,208,817

Granite Holdings US Acquisition Co., Term Loan, 4.131%, (3 mo. USD LIBOR + 4.00%), 9/30/26		17,601	17,593,069

Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28		3,865	3,859,275

Hayward Industries, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 5/12/28		10,773	10,760,493

LTI Holdings, Inc.:

Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 9/6/25		8,242	8,150,469

Term Loan, 4.837%, (3 mo. USD LIBOR + 4.75%), 7/24/26		2,147	2,148,663

Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 7/24/26		2,401	2,405,502

Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 7/24/26		3,569	3,572,153

Madison IAQ, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/21/28		35,949	35,934,409

Minimax Viking GmbH, Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), 7/31/25	EUR	1,924	2,218,623

Quimper AB, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 2/16/26	EUR	23,350	26,817,280

Rexnord, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 10/4/28		4,400	4,409,350

Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25		20,923	20,275,422

SiteOne Landscape Supply, LLC, Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 3/23/28		4,851	4,856,688

Terex Corporation, Term Loan, 2.75%, (3 mo. USD LIBOR + 2.00%, Floor 0.75%), 1/31/24		3,384	3,383,783

Tiger Acquisition, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 6/1/28		5,461	5,434,983

Titan Acquisition Limited, Term Loan, 3.166%, (3 mo. USD LIBOR + 3.00%), 3/28/25		26,657	26,227,264

Vertical US Newco, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/30/27		12,840	12,876,539

Welbilt, Inc., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 10/23/25		1,000	997,500

Borrower/Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Zephyr German BidCo GmbH, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 3/10/28	EUR	10,675	$12,338,756

			$485,315,483

Insurance — 2.3%

Alliant Holdings Intermediate, LLC:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 5/9/25		3,206	$3,184,444

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 5/9/25		5,645	5,603,684

AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28		36,995	36,789,501

Andromeda Investissements, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 6/12/26	EUR	2,250	2,579,401

AssuredPartners, Inc., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 2/12/27		8,376	8,332,836

Asurion, LLC:

Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 11/3/24		2,419	2,404,136

Term Loan, 3.212%, (1 mo. USD LIBOR + 3.13%), 11/3/23		26,950	26,904,633

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 12/23/26		5,518	5,467,140

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 7/31/27		11,691	11,591,383

Term Loan - Second Lien, 5.337%, (1 mo. USD LIBOR + 5.25%), 1/31/28		14,360	14,325,593

Financiere CEP S.A.S., Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), 6/18/27	EUR	1,825	2,121,831

FrontDoor, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 6/17/28		973	971,650

Hub International Limited, Term Loan, 2.874%, (3 mo. USD LIBOR + 2.75%), 4/25/25		18,248	18,069,558

NFP Corp., Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 2/15/27		33,267	32,946,339

Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27		7,796	7,818,173

USI, Inc.:

Term Loan, 3.131%, (3 mo. USD LIBOR + 3.00%), 5/16/24		6,450	6,410,457

Term Loan, 3.381%, (3 mo. USD LIBOR + 3.25%), 12/2/26		7,295	7,251,762

			$192,772,521

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc., Term Loan, 3.085%, (1 mo. USD LIBOR + 3.00%), 4/22/26		17,234	$15,954,025

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Amer Sports Oyj, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), 3/30/26	EUR	20,475	$23,690,234

Bombardier Recreational Products, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 5/24/27		35,916	35,483,211

Carnival Corporation:

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), 6/30/25	EUR	3,060	3,535,267

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		4,154	4,150,071

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/8/28		34,700	34,705,413

City Football Group Limited, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.50%, Floor 0.50%), 7/21/28		15,750	15,671,250

ClubCorp Holdings, Inc., Term Loan, 2.881%, (3 mo. USD LIBOR + 2.75%), 9/18/24		23,884	22,595,596

Creative Artists Agency, LLC, Term Loan, 11/27/26(11)		4,000	3,985,936

Crown Finance US, Inc.:

Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		29,205	24,235,136

Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 5/23/24		3,841	4,153,596

Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(14)		7,297	8,902,547

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		33,056	33,004,060

Etraveli Holding AB, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 8/2/24	EUR	9,600	11,031,701

Herschend Entertainment Company, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/27/28		4,600	4,623,000

Lindblad Expeditions, Inc.:

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		2,161	2,085,329

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		8,644	8,341,315

Match Group, Inc., Term Loan, 1.874%, (3 mo. USD LIBOR + 1.75%), 2/13/27		7,625	7,558,281

Playtika Holding Corp., Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 3/13/28		24,585	24,579,556

Sandy BidCo B.V., Term Loan, 6/12/28(11)	EUR	15,608	18,082,770

SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28		11,150	11,137,222

SRAM, LLC, Term Loan, 3.25%, (USD LIBOR + 2.75%, Floor 0.50%), 5/12/28(12)		2,940	2,940,953

Borrower/Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		1,451	$1,440,120

Travel Leaders Group, LLC, Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 1/25/24		19,970	18,990,067

UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26		31,972	31,831,738

Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	3,433	3,761,493

WMG Acquisition Corp., Term Loan, 2.212%, (1 mo. USD LIBOR + 2.13%), 1/20/28		500	497,987

			$376,967,874

Lodging and Casinos — 2.2%

Aristocrat Technologies, Inc., Term Loan, 1.881%, (3 mo. USD LIBOR + 1.75%), 10/19/24		10,829	$10,772,351

Boyd Gaming Corporation, Term Loan, 2.323%, (1 week USD LIBOR + 2.25%), 9/15/23		982	982,590

Churchill Downs Incorporated, Term Loan, 2.09%, (1 mo. USD LIBOR + 2.00%), 12/27/24		3,369	3,364,539

Golden Nugget, Inc.:

Term Loan, 3.25%, (USD LIBOR + 2.50%, Floor 0.75%), 10/4/23(12)		39,213	39,055,030

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23		1,875	2,048,438

GVC Holdings PLC, Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), 3/29/24	EUR	21,325	24,444,549

Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28		10,100	10,132,825

Oravel Stays Singapore Pte. Ltd., Term Loan, 9.00%, (3 mo. USD LIBOR + 8.25%, Floor 0.75%), 6/23/26		6,035	6,517,665

Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		21,724	21,247,487

Raptor Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/1/26		7,614	7,662,790

Sportradar Capital S.a.r.l., Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), 11/22/27	EUR	4,400	5,109,710

Stars Group Holdings B.V. (The):

Term Loan, 2.381%, (3 mo. USD LIBOR + 2.25%), 7/21/26		26,475	26,407,436

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), 7/21/26	EUR	12,305	14,251,675

Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/6/28		14,325	14,333,065

			$186,330,150

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.3%

American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		3,273	$3,358,018

Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		6,708	6,735,044

Rain Carbon GmbH, Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), 1/16/25	EUR	12,950	14,864,165

			$24,957,227

Oil and Gas — 2.2%

Ameriforge Group, Inc.:

Term Loan, 12.57%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(10)		2,050	$1,019,994

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23		16,167	8,043,134

Apergy Corporation:

Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25		1,687	1,681,827

Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), 6/3/27		1,828	1,860,880

Buckeye Partners L.P., Term Loan, 2.334%, (1 mo. USD LIBOR + 2.25%), 11/1/26		11,275	11,234,194

Centurion Pipeline Company, LLC:

Term Loan, 3.337%, (1 mo. USD LIBOR + 3.25%), 9/29/25		3,379	3,362,540

Term Loan, 4.087%, (1 mo. USD LIBOR + 4.00%), 9/28/25		2,010	1,995,995

CITGO Holding, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23		2,940	2,930,813

CITGO Petroleum Corporation, Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24		28,513	28,659,445

CQP Holdco L.P., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/5/28		24,540	24,532,186

Delek US Holdings, Inc.:

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 3/31/25		4,110	3,997,595

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25		5,171	5,197,106

Gulf Finance, LLC, Term Loan, 6.25%, (USD LIBOR + 5.25%, Floor 1.00%), 8/25/23(12)		1,990	1,923,632

ITT Holdings, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/10/28		7,350	7,340,812

Lealand Finance Company B.V., Term Loan, 4.09%, (1 mo. USD LIBOR + 4.00%), 1.09% cash, 3.00% PIK, 6/30/25		3,232	1,522,139

Borrower/Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Matador Bidco S.a.r.l., Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 10/15/26		31,695	$31,802,377

McDermott Technology Americas, Inc., DIP Letter of Credit, 4.475%, 6/28/24(10)		10,000	7,500,000

Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28		10,700	10,673,250

Prairie ECI Acquiror L.P., Term Loan, 4.837%, (1 mo. USD LIBOR + 4.75%), 3/11/26		7,188	6,956,693

QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26		7,607	7,654,909

RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24		3,109	2,300,493

Sunrise Oil & Gas Properties, LLC:

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		782	771,703

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		834	822,054

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23		963	949,703

UGI Energy Services, LLC, Term Loan, 3.837%, (1 mo. USD LIBOR + 3.75%), 8/13/26		11,877	11,924,868

			$186,658,342

Packaging & Containers — 0.1%

LABL, Inc., Term Loan, 10/29/28(11)		9,525	$9,481,347

			$9,481,347

Publishing — 0.9%

Adevinta ASA:

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 6/26/28	EUR	9,950	$11,517,232

Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/26/28		6,459	6,471,930

Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28		4,381	4,391,785

Ascend Learning, LLC:

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 7/12/24		4,616	4,629,271

Term Loan, 7/12/24(11)		7,500	7,503,518

Axel Springer S.E., Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), 12/18/26	EUR	2,000	2,317,780

Getty Images, Inc.:

Term Loan, 4.587%, (1 mo. USD LIBOR + 4.50%), 2/19/26		23,579	23,638,159

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), 2/19/26	EUR	3,724	4,319,807

42	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Nielsen Finance, LLC, Term Loan, 2.086%, (1 mo. USD LIBOR + 2.00%), 10/4/23	10,750	$10,750,201

Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	1,600	1,578,465

		$77,118,148

Radio and Television — 2.0%

Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	3,102	$3,104,870

Diamond Sports Group, LLC, Term Loan, 3.34%, (1 mo. USD LIBOR + 3.25%), 8/24/26	28,802	15,236,462

Entercom Media Corp., Term Loan, 2.587%, (1 mo. USD LIBOR + 2.50%), 11/18/24	3,993	3,959,723

Entravision Communications Corporation, Term Loan, 2.837%, (1 mo. USD LIBOR + 2.75%), 11/29/24	8,112	8,057,669

Gray Television, Inc.:

Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 1/2/26	3,553	3,537,704

Term Loan, 10/20/28(11)	12,900	12,904,025

Hubbard Radio, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	9,329	9,346,690

iHeartCommunications, Inc.:

Term Loan, 3.087%, (1 mo. USD LIBOR + 3.00%), 5/1/26	1,127	1,119,752

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	3,165	3,176,063

Mission Broadcasting, Inc., Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 5/26/28	4,090	4,089,750

Nexstar Broadcasting, Inc.:

Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/17/24	16,930	16,915,645

Term Loan, 2.582%, (1 mo. USD LIBOR + 2.50%), 9/18/26	5,349	5,347,590

Sinclair Television Group, Inc.:

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 9/30/26	7,399	7,309,983

Term Loan, 3.09%, (1 mo. USD LIBOR + 3.00%), 4/1/28	25,702	25,385,730

Terrier Media Buyer, Inc., Term Loan, 3.587%, (1 mo. USD LIBOR + 3.50%), 12/17/26	25,348	25,283,338

Univision Communications, Inc.:

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	22,100	22,102,280

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/15/26	5,195	5,196,660

		$172,073,934

Borrower/Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 1.7%

BJ’s Wholesale Club, Inc., Term Loan, 2.083%, (1 mo. USD LIBOR + 2.00%), 2/3/24	2,779	$2,782,964

CNT Holdings I Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	8,744	8,768,606

David’s Bridal, Inc.:

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), 6/30/23	3,037	2,823,083

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, 6/23/23	2,596	2,587,162

Gloves Buyer, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/20/28	11,753	11,768,010

Go Wireless, Inc., Term Loan, 7.50%, (1 mo. USD LIBOR + 6.50%, Floor 1.00%), 12/22/24	11,133	11,188,218

Great Outdoors Group, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	43,266	43,491,027

Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	32,819	32,776,063

Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	5,836	5,832,925

PetSmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	22,046	22,102,686

Phillips Feed Service, Inc., Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), 11/13/24(7)	549	439,236

Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(7)(13)	164	131,006

		$144,690,986

Software and Services — 0.2%

Red Planet Borrower, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/28	15,950	$15,905,149

		$15,905,149

Steel — 0.6%

Atkore International, Inc., Term Loan, 2.50%, (3 mo. USD LIBOR + 2.00%, Floor 0.50%), 5/26/28	8,486	$8,475,143

Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	14,850	14,771,470

TMS International Corp., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 8/14/24(12)	2,184	2,180,770

Zekelman Industries, Inc., Term Loan, 2.085%, (1 mo. USD LIBOR + 2.00%), 1/24/27	27,230	27,017,504

		$52,444,887

43	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Borrower/Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.7%

Avis Budget Car Rental, LLC, Term Loan, 1.84%, (1 mo. USD LIBOR + 1.75%), 8/6/27		2,475	$2,426,552

Hertz Corporation (The):

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28		2,779	2,785,559

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/30/28		14,709	14,743,568

Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26		24,850	24,881,056

PODS, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 3/31/28		14,532	14,530,764

XPO Logistics, Inc., Term Loan, 1.83%, (1 mo. USD LIBOR + 1.75%), 2/24/25		2,789	2,775,394

			$62,142,893

Telecommunications — 3.0%

Avaya, Inc., Term Loan, 4.09%, (1 mo. USD LIBOR + 4.00%), 12/15/27		2,331	$2,339,242

CenturyLink, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 3/15/27		66,257	65,580,229

Ciena Corporation, Term Loan, 1.835%, (1 mo. USD LIBOR + 1.75%), 9/26/25		9,234	9,249,888

Cyxtera DC Holdings, Inc.:

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24		25,470	25,362,627

Term Loan, 5/1/24(11)		3,160	3,160,468

Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24		19,321	18,830,131

GEE Holdings 2, LLC:

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25		9,869	9,856,506

Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26		6,873	6,219,772

Intelsat Jackson Holdings S.A.:

DIP Loan, 5.391%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 10/13/22(10)		5,550	5,577,750

Term Loan, 8.75%, (3 mo. USD Prime + 5.50%), 1/2/24		13,500	13,708,129

Onvoy, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24		16,747	16,753,862

Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23		12,067	12,075,747

Zayo Group Holdings, Inc., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	4,506	5,110,610

Ziggo Financing Partnership, Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 4/30/28		57,575	57,008,232

			$250,833,193

Borrower/Description	Principal Amount* (000’s omitted)	Value

Utilities — 0.4%

Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	4,268	$4,242,775

Calpine Construction Finance Company L.P., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/15/25	7,208	7,138,629

Calpine Corporation:

Term Loan, 2.09%, (1 mo. USD LIBOR + 2.00%), 4/5/26	5,356	5,301,296

Term Loan, 2.59%, (1 mo. USD LIBOR + 2.50%), 12/16/27	9,770	9,746,317

Longview Power, LLC, Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), 7/30/25	1,418	1,443,048

USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	7,942	7,943,486

		$35,815,551

Total Senior Floating-Rate Loans (identified cost $9,279,313,333)		$9,210,758,928

Warrants — 0.1%
Security	Shares	Value

Leisure Goods / Activities / Movies — 0.0%(4)

Cineworld Group PLC, Exp. 11/23/25(5)(6)	2,180,552	$588,185

		$588,185

Oil and Gas — 0.1%

QuarterNorth Energy, Inc., Exp. 8/27/28(5)(6)	80,647	$8,346,965

		$8,346,965

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(5)(6)(7)	37,742	$0

		$0

Total Warrants (identified cost $0)		$8,935,150

44	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Short-Term Investments — 1.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(15)	96,088,076	$96,088,076

Total Short-Term Investments (identified cost $96,088,076)		$96,088,076

Total Investments — 122.9% (identified cost $10,418,089,572)		$10,352,027,745

Less Unfunded Loan Commitments — (0.3)%		$(22,490,780)

Net Investments — 122.6% (identified cost $10,395,598,792)		$10,329,536,965

Other Assets, Less Liabilities — (22.6)%		$(1,905,983,714)

Net Assets — 100.0%		$8,423,553,251

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2021, the aggregate value of these securities is $906,238,130 or 10.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

(3)	When-issued, variable rate security whose interest rate will be determined after October 31, 2021.

(4)	Amount is less than 0.05%.

(5)	Non-income producing security.

(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(8)	Restricted security (see Note 5).

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(10)

Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At October 31, 2021, the total value of unfunded loan commitments is $20,356,257. See Note 1F for description.

(11)	This Senior Loan will settle after October 31, 2021, at which time the interest rate will be determined.

(12)

The stated interest rate represents the weighted average interest rate at October 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(14)	Fixed-rate loan.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2021.

45	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	203,236,412	EUR	175,270,265	Standard Chartered Bank	11/2/21	$624,008	$—

USD	21,236,246	EUR	18,288,045	State Street Bank and Trust Company	11/2/21	95,268	—

USD	47,255,012	EUR	40,000,000	HSBC Bank USA, N.A.	11/30/21	989,856	—

USD	59,063,930	EUR	50,000,000	HSBC Bank USA, N.A.	11/30/21	1,232,485	—

USD	59,095,975	EUR	50,000,000	HSBC Bank USA, N.A.	11/30/21	1,264,530	—

USD	59,088,595	EUR	50,000,000	Standard Chartered Bank	11/30/21	1,257,150	—

USD	776,104	EUR	667,247	State Street Bank and Trust Company	11/30/21	4,347	—

USD	8,292,208	EUR	7,000,000	State Street Bank and Trust Company	11/30/21	195,806	—

USD	70,242,890	EUR	59,456,706	State Street Bank and Trust Company	11/30/21	1,473,546	—

USD	224,121,330	EUR	193,558,310	Standard Chartered Bank	12/2/21	237,490	—

USD	50,240,883	EUR	43,424,590	HSBC Bank USA, N.A.	12/30/21	—	(36,252)

USD	57,877,217	EUR	49,822,198	State Street Bank and Trust Company	12/30/21	192,910	—

USD	86,801,417	EUR	74,733,297	State Street Bank and Trust Company	12/30/21	274,956	—

USD	160,888,060	EUR	138,529,329	State Street Bank and Trust Company	12/30/21	498,340	—

USD	5,452,307	EUR	4,660,736	State Street Bank and Trust Company	12/31/21	55,903	—

USD	23,160,785	GBP	16,858,335	State Street Bank and Trust Company	1/31/22	84,126	—

USD	23,580,099	GBP	17,160,555	State Street Bank and Trust Company	1/31/22	89,744	—

						$8,570,465	$(36,252)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

SONIA	–	Sterling Overnight Interbank Average

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

46	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Statement of Assets and Liabilities

Assets	October 31, 2021

Unaffiliated investments, at value (identified cost, $10,299,510,716)	$10,233,448,889

Affiliated investment, at value (identified cost, $96,088,076)	96,088,076

Cash	145,050,713

Deposits for derivatives collateral — forward foreign currency exchange contracts	860,000

Foreign currency, at value (identified cost, $39,386,292)	39,342,371

Interest receivable	29,137,467

Dividends receivable from affiliated investment	2,800

Receivable for investments sold	11,117,395

Receivable for open forward foreign currency exchange contracts	8,570,465

Prepaid upfront fees on notes payable	1,442,810

Prepaid expenses	119,646

Total assets	$10,565,180,632

Liabilities

Notes payable	$1,375,000,000

Payable for investments purchased	756,354,909

Payable for when-issued securities	4,000,000

Payable for open forward foreign currency exchange contracts	36,252

Payable to affiliates:

Investment adviser fee	3,352,978

Trustees’ fees	9,042

Accrued expenses	2,874,200

Total liabilities	$2,141,627,381

Net Assets applicable to investors’ interest in Portfolio	$8,423,553,251

47	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Statement of Operations

Investment Income	Year Ended October 31, 2021

Interest and other income	$343,034,980

Dividends (net of foreign taxes, $121,906)	4,154,391

Dividends from affiliated investment	106,808

Total investment income	$347,296,179

Expenses

Investment adviser fee	$34,124,379

Trustees’ fees and expenses	108,500

Custodian fee	1,407,496

Legal and accounting services	443,896

Interest expense and fees	22,169,863

Miscellaneous	355,142

Total expenses	$58,609,276

Net investment income	$288,686,903

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(26,382,340)

Investment transactions — affiliated investment	4,417

Foreign currency transactions	2,280,613

Forward foreign currency exchange contracts	17,133,113

Net realized loss	$(6,964,197)

Change in unrealized appreciation (depreciation) —

Investments	$294,218,915

Foreign currency	478,365

Forward foreign currency exchange contracts	2,968,166

Net change in unrealized appreciation (depreciation)	$297,665,446

Net realized and unrealized gain	$290,701,249

Net increase in net assets from operations	$579,388,152

48	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$288,686,903	$300,092,011

Net realized loss	(6,964,197)	(412,040,910)

Net change in unrealized appreciation (depreciation)	297,665,446	22,471,751

Net increase (decrease) in net assets from operations	$579,388,152	$(89,477,148)

Capital transactions —

Contributions	$2,717,828,706	$656,651,110

Withdrawals	(323,097,860)	(2,461,193,007)

Net increase (decrease) in net assets from capital transactions	$2,394,730,846	$(1,804,541,897)

Net increase (decrease) in net assets	$2,974,118,998	$(1,894,019,045)

Net Assets

At beginning of year	$5,449,434,253	$7,343,453,298

At end of year	$8,423,553,251	$5,449,434,253

49	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2021

Net increase in net assets from operations	$579,388,152

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(4,908,976,463)

Investments sold and principal repayments	2,429,856,183

Decrease in short-term investments, net	15,310,566

Net amortization/accretion of premium (discount)	(9,682,357)

Amortization of prepaid upfront fees and other fees on notes payable	4,755,961

Increase in interest receivable	(8,792,093)

Decrease in dividends receivable from affiliated investment	8,039

Increase in receivable for open forward foreign currency exchange contracts	(3,004,418)

Decrease in prepaid expenses	268,999

Decrease in payable for cash collateral due to brokers	(2,450,000)

Increase in payable for open forward foreign currency exchange contracts	36,252

Increase in payable to affiliate for investment adviser fee	844,321

Increase in accrued expenses	883,496

Increase in unfunded loan commitments	6,056,712

Net change in unrealized (appreciation) depreciation from investments	(294,218,915)

Net realized loss from investments	26,377,923

Net cash used in operating activities	$(2,163,337,642)

Cash Flows From Financing Activities

Proceeds from capital contributions	$2,717,828,706

Payments for capital withdrawals	(323,097,860)

Proceeds from notes payable	795,000,000

Repayments of notes payable	(900,000,000)

Payment of prepaid upfront fees on notes payable	(4,087,500)

Net cash provided by financing activities	$2,285,643,346

Net increase in cash and restricted cash*	$122,305,704

Cash and restricted cash at beginning of year(1)	$62,947,380

Cash and restricted cash at end of year(1)	$185,253,084

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$21,136,136

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(44,440).

(1)	Balance includes foreign currency, at value.

50	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Statement of Cash Flows — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2021

Cash	$145,050,713

Deposit for derivatives collateral —

Forward foreign currency exchange contracts	860,000

Foreign currency	39,342,371

Total cash and restricted cash as shown on the Statement of Cash Flows	$185,253,084

51	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.53%	0.56%	0.55%	0.51%	0.52%

Interest and fee expense	0.32%	0.60%	0.88%	0.47%	0.34%

Total expenses	0.85%	1.16%	1.43%	0.98%	0.86%

Net investment income	4.19%	4.86%	5.63%	4.92%	4.68%

Portfolio Turnover	28%	30%	17%	29%	39%

Total Return	9.75%	0.39%	2.04%	5.41%	6.43%

Net assets, end of year (000’s omitted)	$8,423,553	$5,449,434	$7,343,453	$10,969,159	$7,797,557

52	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2021, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 94.0%, 4.6% and 1.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

53

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of October 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

54

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. The Portfolio’s prior fee reduction agreement was incorporated into the New Agreement. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement and related fee reduction agreement with BMR in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:

Average Daily Gross Assets	Annual Fee Rate

Up to and including $1 billion	0.5000%

In excess of $1 billion up to and including $2 billion	0.4500%

In excess of $2 billion up to and including $7 billion	0.4000%

In excess of $7 billion up to and including $10 billion	0.3875%

In excess of $10 billion up to and including $15 billion	0.3750%

In excess of $15 billion	0.3625%

Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the year ended October 31, 2021, the Portfolio’s investment adviser fee amounted to $34,124,379 or 0.50% of the Portfolio’s average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $5,482,794,897 and $2,349,536,527, respectively, for the year ended October 31, 2021.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$10,383,828,629

Gross unrealized appreciation	$84,598,432

Gross unrealized depreciation	(138,890,096)

Net unrealized depreciation	$(54,291,664)

55

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

5  Restricted Securities

At October 31, 2021, the Portfolio owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Skillsoft Corp.	6/23/21	1,010,393	$10,103,930	$12,200,293

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2021 is included in the Portfolio of Investments. At October 31, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $36,252. At October 31, 2021, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

56

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$8,570,465	$(36,252)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$3,486,871	$(36,252)	$(1,248,113)	$—	$2,202,506

Standard Chartered Bank	2,118,648	—	—	—	2,118,648

State Street Bank and Trust Company	2,964,946	—	(2,964,946)	—	—

	$8,570,465	$(36,252)	$(4,213,059)	$—	$4,321,154

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

HSBC Bank USA, N.A.	$(36,252)	$36,252	$—	$—	$—

	$(36,252)	$36,252	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$17,133,113	$2,968,166

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the year ended October 31, 2021, which is indicative of the volume of this derivative type, was approximately $912,796,000.

57

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

7  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.725 billion ($2.625 billion prior to March 8, 2021) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 7, 2022. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.90% per annum (0.85% prior to March 8, 2021) on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.15% (0.10% prior to March 8, 2021) of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the year ended October 31, 2021 totaled $15,325,857 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 8, 2021, the Portfolio paid upfront fees of $4,087,500. These upfront fees are being amortized to interest expense through March 7, 2022. The unamortized balance at October 31, 2021 is approximately $1,443,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2021, the Portfolio had borrowings outstanding under the Loan Facility of $1,375,000,000 at an annual interest rate of 0.11%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2021 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2021. For the year ended October 31, 2021, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,323,205,479 and 0.14%, respectively.

8  Investments in Affiliated Funds

At October 31, 2021, the value of the Portfolio’s investment in affiliated funds was $96,088,076, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the year ended October 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$111,394,225	$2,956,753,652	$(2,972,064,218)	$4,417	$—	$96,088,076	$106,808	96,088,076

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

58

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

At October 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$278,271,002	$—	$278,271,002

Common Stocks	20,451,997	28,801,286	27,660,959	76,914,242

Convertible Preferred Stocks	—	5,852,677	—	5,852,677

Corporate Bonds	—	632,817,156	—	632,817,156

Exchange-Traded Funds	36,857,700	—	—	36,857,700

Preferred Stocks	—	5,532,814	0	5,532,814

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	9,186,709,075	1,559,073	9,188,268,148

Warrants	—	8,935,150	0	8,935,150

Short-Term Investments	—	96,088,076	—	96,088,076

Total Investments	$57,309,697	$10,243,007,236	$29,220,032	$10,329,536,965

Forward Foreign Currency Exchange Contracts	$—	$8,570,465	$—	$8,570,465

Total	$57,309,697	$10,251,577,701	$29,220,032	$10,338,107,430

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(36,252)	$—	$(36,252)

Total	$—	$(36,252)	$—	$(36,252)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2021 is not presented.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined in advance of the anticipated discontinuation, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

59

Senior Debt Portfolio

October 31, 2021

Notes to Financial Statements — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

60

Senior Debt Portfolio

October 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2021, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2021, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2021

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

61

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2021

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors on June 8, 2021, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2020 through December 31, 2020 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

62

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Trustee and/or officer of 137 registered investment companies. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and Portfolio, and his former position with EVC, which was an affiliate of the Trust and Portfolio prior to March 1, 2021.

Other Directorships in the Last Five Years. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships in the Last Five Years. None.

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

63

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust/Portfolio Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President	2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

64

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Portfolio	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

Kimberly M. Roessiger 1985	Secretary	2021	Vice President of EVM and BMR.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

65

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

66

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

67

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

68

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232    10.31.21

Item 2.	Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3.	Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4.	Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/20	10/31/21
Audit Fees	$117,688	$116,144
Audit-Related Fees(1)	$0	$20,000
Tax Fees(2)	$21,704	$21,704
All Other Fees(3)	$0	$0

Total	$139,392	$157,848

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s revolving credit agreement.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2020 and October 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/20	10/31/21
Registrant	$21,704	$41,704
Eaton Vance(1)	$51,800	$51,800

(1)	Certain subsidiaries of Morgan Stanley provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 23, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 23, 2021